Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000001556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	$ 9,580		$ 10,115	$ 10,158	$ 10,214	$ 10,786	$ 11,183	$ 11,670	$ 10,671	$ 10,558	$ 10,803	$ 10,867
C000001559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,582	10,640	10,732	11,352	11,793	12,331	11,304	11,201	11,476	11,571
C000001551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,548	10,505	10,598	11,200	11,603	12,210	11,174	11,030	11,353	11,457
C000001548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,583		10,090	10,033	10,095	10,649	11,013	11,565	10,563	10,396	10,691	10,758
C000001552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580		10,139	10,105	10,323	10,922	11,111	11,898	11,230	11,171	11,664	11,590
C000001555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,595	10,591	10,842	11,484	11,708	12,561	11,893	11,847	12,397	12,345
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,571	10,738	10,873	11,532	11,979	12,542	11,793	11,815	12,155	12,452
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond North Carolina Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond North Carolina Index
Accumulated Value	10,000		10,473	10,618	10,666	11,238	11,756	12,125	11,392	11,404	11,636	11,984
S And P Municipal Bond Louisiana Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Louisiana Index
Accumulated Value	10,000		10,499	10,650	10,783	11,401	11,793	12,437	11,844	11,899	12,301	12,609
S And P Municipal Bond Georgia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Georgia Index
Accumulated Value	$ 10,000		$ 10,520	$ 10,655	$ 10,737	$ 11,332	$ 11,757	$ 12,236	$ 11,474	$ 11,507	$ 11,850	$ 12,225